Note 16 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 768,440	$ 804,309	$ 1,438,605	$ 1,506,824
Non-current assets	481,696		481,696		$ 498,518
CANADA
Statement Line Items [Line Items]
Sales	66,667	83,440	142,152	172,668
Non-current assets	154,867		154,867		266,775
UNITED STATES
Statement Line Items [Line Items]
Sales	701,773	720,869	1,296,453	1,334,156
Non-current assets	326,829		326,829		223,802
UNITED KINGDOM
Statement Line Items [Line Items]
Sales	768,440	$ 804,309	1,438,605	$ 1,506,824
International [member]
Statement Line Items [Line Items]
Non-current assets					$ 7,941